Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO (Schierhorn)	Summary Compensation Table Total for PEO (Huston)	Compen-sation Actually Paid to PEO (Schierhorn)	Compen-sation Actually Paid to PEO (Huston)	Average Summary Compensation Table Total for Non-PEO named executive officers	Average Compensation Actually Paid to Non-PEO named executive officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Company-Selected Measure: Total Assets at Year End
	(2)	(2)	(3)(4)	(3)(4)	(5)	(3)(4)	(6)	(6) (7)		(8)
2025	$—	$1,491,789	$—	$2,206,012	$716,921	$1,119,867	381	153	$64,608,000	$3,290,273,000
2024	$683,129	$1,055,960	$1,009,733	$1,273,181	$468,676	$607,665	271	135	$36,971,000	$3,041,869,000
2023	$1,157,609	$—	$1,233,286	$—	$580,864	$617,963	191	120	$25,394,000	$2,807,497,000
2022	$871,553	$—	$1,040,569	$—	$455,938	$503,053	173	129	$30,741,000	$2,674,318,000
2021	$1,019,434	$—	$1,199,410	$—	$646,236	$708,907	132	126	$37,517,000	$2,724,719,000

Company Selected Measure Name			Total assets
Named Executive Officers, Footnote			Mr. Huston served as the PEO from and after April 6, 2024. Mr. Schierhorn served as PEO in 2024 from January 1 through April 5 and for the entirety of 2023, 2022, and 2021.Average of the Total Compensation for all named executive officers, excluding the PEO, in each fiscal year from the Summary Compensation Table. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the PEO, in fiscal 2021: Jed W. Ballard, Michael G. Huston, Benjamin D. Craig, Steve R. Aldrich and Michael A. Martin. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the PEO, in fiscal 2022: Jed W. Ballard, Michael G. Huston, Benjamin D. Craig, and Michael C. Baldwin. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the PEO, in fiscal 2023: Jed W. Ballard, Michael G. Huston, Benjamin D. Craig, and Amber Zins. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the PEO, in fiscal 2024: Jed W. Ballard, Jason Criqui, Mark Edwards, and Amber Zins. This includes compensation from the Summary Compensation Table for the following named executive officers, other than the PEO, in fiscal 2025: Jed W. Ballard, Jason Criqui, Mark Edwards, and Amber Zins.
Peer Group Issuers, Footnote			Total shareholder return for the Company's selected peer group is calculated using the methodology described in footnote 5, weighted according to the respective companies' stock market capitalization at the beginning of the measurement period. The peer group used for 2025 includes the following entities: Bank of Marin Bancorp, Central Pacific Financial Corp., Community West Bancshares,Farmers & Merchants BanCorp, Inc., First Northern Community Bancorp, First Northwest Bancorp, Five Star Bancorp, FS Bancorp, Inc., Heritage Commerce Corp, Heritage Financial Corporation, HomeStreet, Inc., Oak Valley Bancorp, Riverview Bancorp, Inc., and Sierra Bancorp. The peer group used for 2024, 2023 and 2022 includes the following entities: Bank of Marin Bancorp, Central Pacific Financial Corp., Central Valley Community BanCorp, Farmers & Merchants BanCorp, Inc., First Northern Community Bancorp, First Northwest Bancorp, Five Star Bancorp, FS Bancorp, Inc., Heritage Commerce Corp, Heritage Financial Corporation, HomeStreet, Inc., Oak Valley Bancorp, Riverview Bancorp, Inc., Sierra Bancorp, Territorial Bancorp Inc. and Timberland Bancorp, Inc. The peer group used for 2021 includes the following entities: Bank of Commerce, Bank of Marin Bancorp, Central Valley Bancorp, First Northern Community Bancorp, First Northwest, FS BanCorp, Inc., Farmers & Merchants BanCorp, Inc., First Financial Northwest, Inc.; Heritage Commerce Corp., Oak Valley Bancorp, Riverview Bancorp, Inc., Sierra Bancorp, Territorial BanCorp Inc., and Timberland Bancorp, Inc.
PEO Total Compensation Amount			$ 1,491,789
PEO Actually Paid Compensation Amount			$ 2,206,012
Adjustment To PEO Compensation, Footnote	Compensation actually paid represents an abstract number and may not actually reflect actual amounts paid to the PEO or the other named executive officers. Compensation actually paid is calculated as follows: Total Compensation from the Summary Compensation Table; less the grant date fair value of awards granted during the year; plus the year end fair value of awards granted during the year and unvested and outstanding at year end; plus the vesting date fair value of awards granted during the year that also vested during the year; plus or minus the change in the year end fair value of awards granted in prior years that are unvested and outstanding at the end of the year; plus or minus the vesting date fair value of awards granted in prior years that vested during the year compared to the prior year end fair value; less the prior year end fair value of awards that failed to meet vesting conditions and were forfeited or expired unexercised; plus dividends or other earnings paid on awards during the year that are not otherwise captured in the total compensation for the year. The following amounts were deducted and added to Total Compensation in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate compensation actually paid for the PEO:

Year	Summary Compensation Table Total(1)	Less: Grant Date Fair Value of Stock Awards awarded in this year	Plus: Year End Fair Value of Stock Awards granted in this year that are unvested and outstanding at year end	Plus: Vesting Date Fair Value of Stock Awards granted in this year that vested this year	Plus/Minus: Change in Year End Fair Value of Stock Awards awarded in priors year that are unvested and outstanding at year end	Plus/Minus: Vesting Date Fair Value versus prior year end fair value of Stock Awards granted in prior years that vested this year	Less: Prior Year End Fair Value of Stock Awards that fail to meet vesting conditions during current year (forfeited awards)	Compensation Actually Paid
2025	$1,491,789	($358,133)	$580,672	$—	$491,684	$—	$—	$2,206,012

(1) Total Compensation from the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount			$ 716,921	$ 468,676	$ 580,864	$ 455,938	$ 646,236
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,119,867	607,665	617,963	503,053	708,907
Adjustment to Non-PEO NEO Compensation Footnote
The following amounts were deducted and added to Total Compensation in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate average compensation actually paid for the named executive officers other than the PEO:

Year	Summary Compensation Table Total	Less: Grant Date Fair Value of Stock Awards awarded in this year	Plus: Year End Fair Value of Stock Awards granted in this year that are unvested and outstanding at year end	Plus: Vesting Date Fair Value of Stock Awards granted in this year that vested this year	Plus/Minus: Change in Year End Fair Value of Stock Awards awarded in priors year that are unvested and outstanding at year end	Plus/Minus: Vesting Date Fair Value versus prior year end fair value of Stock Awards granted in prior years that vested this year	Less: Prior Year End Fair Value of Stock Awards that fail to meet vesting conditions during current year (forfeited awards)	Compensation Actually Paid
2025	$716,921	($147,123)	$238,543	$—	$311,526	$—	$—	$1,119,867

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding the PEO) are generally aligned with the Company’s cumulative TSR over the five years presented in the table. However, compensation actually paid to the PEO and to the Company's named executive officers as a group (excluding the PEO) in 2022 decreases while cumulative TSR increases in 2022. This is primarily the result of the fact that there were no awards in 2022 under the Company's 2020 Stock Incentive Plan due to a change in the timing of when these awards are granted. Compensation actually paid is generally aligned with cumulative TSR over the period because a material portion of the compensation actually paid to the PEO and to the other named executive officers is comprised of equity awards.

Metric	FY2021	FY2022	FY2023	FY2024	FY2025
PEO CAP ($M) - Michael G. Huston	$—	$—	$—	$1.27	$2.21
PEO CAP ($M) - Joseph M. Schierhorn	$1.20	$1.04	$1.23	$1.01	$—
Avg NEO CAP ($M)	$0.71	$0.50	$0.62	$0.61	$1.12
Northrim TSR	$132.44	$173.16	$191.15	$271.30	$381.11
Peer Group TSR	$125.78	$128.70	$119.68	$134.91	$153.17

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding the PEO) is generally aligned with the Company’s net income over the five years presented in the table. However, compensation actually paid to the PEO and to the Company's named executive officers as a group (excluding the PEO) in 2023 increases while net income decreases. This is primarily due to the fact that salaries increased in 2023, and increases in salary are not directly correlated to the Company's net income; however profit share payments made to the PEO and to the Company's named executive officers as a group decreased in 2023 as compared to 2022. While the Company does not specifically use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of ROAA, which the Company utilizes for setting goals in the Company’s short-term incentive compensation program, the Profit Sharing Plan. Lastly, another component of compensation actually paid is the change in year end fair value of stock awards. This amount increased in 2023 due to the increase in Company's stock price, which increases and decreases due to many factors.

Metric	FY2021	FY2022	FY2023	FY2024	FY2025
PEO CAP ($M) - Michael G. Huston	$—	$—	$—	$1.27	$2.21
PEO CAP ($M) - Joseph M. Schierhorn	$1.20	$1.04	$1.23	$1.01	$—
Avg NEO CAP ($M)	$0.71	$0.50	$0.62	$0.61	$1.12
Net income ($M)	$37.52	$30.74	$25.39	$36.97	$64.61

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Total Assets
As demonstrated by the following table, the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding the PEO) is generally aligned with the Company’s total assets over the five years presented in the table. However, compensation actually paid to the PEO and to the Company's named executive officers as a group (excluding the PEO) in 2022 decreases while total assets decreases at a lower rate in 2022. This is primarily the result of the fact that there were no awards in 2022 under the Company's 2020 Stock Incentive Plan due to a change in the timing of when these awards are granted. The Company does not specifically use change in total assets year-over-year as a performance measure in the overall executive compensation program, however, the size of the Company, as measured by asset size, is a major factor in the selection of the peer group used to set executive compensation. Generally, over the long term, an increase in total assets will equate to higher amounts of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding the PEO).

Metric	FY2021	FY2022	FY2023	FY2024	FY2025
PEO CAP ($M) - Michael G. Huston	$—	$—	$—	$1.27	$2.21
PEO CAP ($M) - Joseph M. Schierhorn	$1.20	$1.04	$1.23	$1.01	$—
Avg NEO CAP ($M)	$0.71	$0.50	$0.62	$0.61	$1.12
Total Assets at Year End	$2,724,719,000	$2,674,318,000	$2,807,497,000	$3,041,869,000	$3,290,273,000

Tabular List, Table			Total asset size; •Budget to actual results for pre-tax income in the Community Banking Segment; and •Return on Average Assets ("ROAA").
Total Shareholder Return Amount			$ 381.11	271.30	191.15	173.16	132.44
Peer Group Total Shareholder Return Amount			153.17	134.91	119.68	128.70	125.78
Net Income (Loss)			$ 64,608,000	$ 36,971,000	$ 25,394,000	$ 30,741,000	$ 37,517,000
Company Selected Measure Amount			3,290,273,000	3,041,869,000	2,807,497,000	2,674,318,000	2,724,719,000
PEO Name	Mr. Schierhorn	Mr. Huston		Mr. Schierhorn	Mr. Schierhorn	Mr. Schierhorn	Mr. Schierhorn
Additional 402(v) Disclosure	Total Compensation from the Summary Compensation Table.The year end fair value of the portion of the restricted stock unit awards subject to time-based measurements is based on the stock price at year end. The fair value of the portion of the restricted stock unit awards subject to performance measurements that is tied to return on average assets is based on the stock price on the date of grant at the 150% of the target performance level for awards granted in 2023, and 125% of the target performance level for awards granted in 2024 and 2025. The fair value of the portion of the performance units that is tied to total shareholder return is based on a statistical “Monte Carlo simulation” modeling technique that simulates potential stock price movements and all potential outcomes of achievement of the goal.The amounts disclosed are cumulative for the measurement periods based on a hypothetical $100 investment beginning at the market close on the last trading day of 2020 and ending on the last trading day of 2025, 2024, 2023, 2022, and 2021, respectively. Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's closing share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. The measurement period starts on the last trading day of the prior year and ends on the last trading day of the current year.Total assets are derived from the Company’s audited balance sheet at December 31 of each year presented.
Financial Performance Measures
As described in detail in the "Compensation Discussion and Analysis", the Company's executive compensation packages are based on achievement of the goals and strategies the Board has established. When establishing salaries, performance based payments, and stock-based awards for our named executive officers, including our PEO, the Compensation Committee considers, among other things, the Company’s financial performance during the past year and market data related to the salaries of executive officers in similar positions with companies of comparable size in the financial institutions industry. The Compensation Committee believes that the Company’s current annual and long-term incentive compensation programs for its executives, including the named executive officers, senior managers and key employees serve to appropriately focus these individuals on the Company's current and future business needs.
Pre-tax income for the Community Banking segment can be found in Part II. Item 8. "Financial Statements and Supplementary Data" in Note 26, "Segment Information", in the Company's Form 10-K for the year ended December 31, 2025. Return on Average Assets is calculated as: Consolidated net income divided by average assets for any given year. Return on Average Assets in included in Part II Item 7. "Management's Discussion and Analysis of Financial Condition and Result of Operations" of the Company's Form 10-K for the year ended December 31, 2025.
The Compensation Committee evaluates total executive compensation and its individual components for each executive using compensation data for the peer group. The target compensation for each executive is the midpoint of the peer group for comparable positions. The Company does not tie executive compensation explicitly to total shareholder return. However, as shown in the table below, the Company has had favorable shareholder returns compared to its peer group in the last five years. Annual shareholder return is generally volatile in the short-term for many reasons, and the Company believes that this makes quantitative use of this financial measurement to explicitly measure, or set executive compensation inappropriate. However, the stock award component included in the Company's overall compensation strategy aligns management incentives to increasing shareholder return via increases in both share price and cash dividends per share over time.
Payments to executive officers under the Profit Sharing Plan are directly impacted by the financial performance of the Company. Approximately 60% of the profit sharing is based on a comparison of annual budget to actual pre-tax income for the Community Banking segment and 40% is based on the Company’s consolidated return on average assets rank in a peer comparison of all U.S. banks with assets between one and five billion dollars. The Company obtains peer data from S&P Global. A tiered approach is taken to profit sharing payments, as is described in detail in the Compensation Discussion and Analysis section of this report. In general, profit sharing decreases when pre-tax income for the Community Banking segment underperforms compared to the annual budget, and/or when the Company's consolidated return on average assets declines compared to the peer group.
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with its performance, not all of those measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align all performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year, except in the Profit Sharing Plan. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between compensation actually paid and the financial performance measures presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name			Total asset size
Measure:: 2
Pay vs Performance Disclosure
Name			Budget to actual results for pre-tax income in the Community Banking Segment
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Average Assets ("ROAA")
Schierhorn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 683,129	$ 1,157,609	$ 871,553	$ 1,019,434
PEO Actually Paid Compensation Amount			0	1,009,733	1,233,286	1,040,569	1,199,410
Huston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,491,789	1,055,960
PEO Actually Paid Compensation Amount			2,206,012	$ 1,273,181	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(358,133)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			580,672
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			491,684
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(147,123)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			238,543
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			311,526
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0